Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	$ 288	$ 327
Advertising costs
Advertising costs, net of vendor funding	221	211	234
Interest expense, net
Interest expense, net of capitalized interest	561	588	539
Interest income	4	4	3
Capitalized interest	29	37	47
Shares held in trust
Shares held in trust, shares	1	2
Accumulated other comprehensive loss
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	268	250
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	165	152
Net impact on cash flow hedges, pre-tax	26	32
Net impact on cash flow hedges, after-tax	$ 16	$ 20
Earnings per common share
Common stock outstanding but not included in the calculation of diluted earnings per share (in shares)	5.9	30.5	34.3
Minimum
Stock-Based Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Stock-Based Compensation
Requisite service period of the stock award (in years)	5 years